UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company
Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2007

Date of reporting period:	3/31/2007

Item 1 – Reports to Stockholders

Jennison Small Company Fund, Inc.

MARCH 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

May 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Jennison Small Company Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. As of March 31, 2007, the gross annualized operating expenses are 1.14%, 1.84%, 1.84%, 1.34%, 1.84%, 1.34%, 1.84% and 0.84% for Class A, B, C, L, M, R, X and Z shares, respectively. As of March 31, 2007, the annualized operating expenses net of a contractual reduction through January 31, 2008 are 1.09%, 1.84%, 1.84%, 1.34%, 1.84%, 1.34%, 1.84% and 0.84% for Class A, B, C, L, M, R, X and Z shares, respectively. These figures include the net operating expenses of the underlying portfolios in which the Fund invests. Such expenses were calculated using a weighted average of the net operating expenses of each underlying fund and when annualized amounted to less than 0.005% for each share class.

Cumulative Total Returns as of 3/31/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	10.92%	5.01%	74.94%	148.63%	—
Class B	10.56	4.31	68.62	130.93	—
Class C	10.49	4.25	68.52	130.79	—
Class L	N/A	N/A	N/A	N/A	2.89% (3/5/07)
Class M	N/A	N/A	N/A	N/A	2.91 (3/5/07)
Class R	10.75	4.78	N/A	N/A	61.56 (5/10/04)
Class X	N/A	N/A	N/A	N/A	2.85 (3/5/07)
Class Z	11.06	5.30	77.21	155.33	—
Russell 2500™ Index[2]	12.56	8.23	77.38	211.40	**
S&P SmallCap 600 Index[3]	11.30	5.29	73.81	226.65	***
Lipper Small-Cap Core Funds Avg.[4]	11.17	5.45	68.68	204.48	****

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Average Annual Total Returns[5] as of 3/31/07
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–0.76%	10.58%	8.92%	—
Class B	–0.58	10.88	8.73	—
Class C	3.27	11.00	8.72	—
Class L	N/A	N/A	N/A	N/A (3/5/07)
Class M	N/A	N/A	N/A	N/A (3/5/07)
Class R	4.78	N/A	N/A	18.05% (5/10/04)
Class X	N/A	N/A	N/A	N/A (3/5/07)
Class Z	5.30	12.12	9.83	—
Russell 2500™ Index[2]	8.23	12.15	12.03	**
S&P SmallCap 600 Index[3]	5.29	11.69	12.57	***
Lipper Small-Cap Core Funds Avg.[4]	5.45	10.81	11.26	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden and Strategic Partners Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, 1/22/1990; Class B, 11/13/1980; Class C, 8/1/1994; Class R, 5/10/2004; Class Z, 3/1/1996; Class L, Class M, and Class X, 3/5/2007. The Since Inception returns for the Russell 2500 Index, S&P SmallCap 600 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 2500 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**Russell 2500 Index Closest Month-End to Inception cumulative total returns are 0.97% for Class L, M, and X; 52.62% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns is 15.60% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

***S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 1.68% for Class L, M, and X; 52.79% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns is 15.64% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

****Lipper Average Closest Month-End to Inception cumulative total returns are 1.28% for Class L, M, and X; 46.91% for Class R. Lipper Average Closest Month-End to Inception average annual total returns is 13.99% for Class R. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/07
Eaton Vance Corp., Capital Markets	2.2%
Heartland Express, Inc., Road & Rail	1.9
SBA Communications Corp. (Class A), Wireless Telecommunication Services	1.9
GSI Commerce, Inc., Internet & Catalog Retail	1.6
IDEX Corp., Machinery	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/07
Machinery	6.9%
Healthcare Providers & Services	6.6
Commercial Services & Supplies	5.8
Oil, Gas & Consumable Fuels	5.2
Semiconductors & Semiconductor Equipment	4.6

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2006, at the beginning of the period, and held through the six-month period ended March 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,109.20	1.09%	$5.73
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

Class B	Actual	$1,000.00	$1,105.60	1.84%	$9.66
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class C	Actual	$1,000.00	$1,104.90	1.84%	$9.66
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class L	Actual**	$1,000.00	$1,028.90	1.34%	$1.01
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class M	Actual**	$1,000.00	$1,029.10	1.84%	$1.38
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class R	Actual	$1,000.00	$1,107.50	1.34%	$7.04
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class X	Actual**	$1,000.00	$1,028.50	1.84%	$1.38
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Z	Actual	$1,000.00	$1,110.60	0.84%	$4.42
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2007 (to reflect the six-month period) with the exception of the Class L, Class M and Class X “Actual” information which reflects the 27 day period ended March 31, 2007 due to its inception date of March 5, 2007.

** Class L, Class M, and Class X shares commenced operations on March 5, 2007.

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Portfolio of Investments

as of March 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS

Aerospace & Defense 0.8%
300,800	Moog, Inc. (Class A)(a)(b)	$12,528,320

Capital Markets 2.2%
916,500	Eaton Vance Corp.(b)	32,664,060

Chemicals 1.4%
865,000	Nalco Holdings Co.	20,673,500

Commercial Banks 1.9%
195,500	BOK Financial Corp.	9,683,115
980,400	UCBH Holdings, Inc.	18,255,048

		27,938,163

Commercial Services & Supplies 5.8%
280,800	Administaff, Inc.	9,884,160
414,900	FTI Consulting, Inc.(a)(b)	13,936,491
340,000	Knoll, Inc.	8,102,200
364,800	Mobile Mini, Inc.(a)(b)	9,769,344
440,300	Resources Connection, Inc.(a)(b)	14,085,197
217,200	Stericycle, Inc.(a)(b)	17,701,800
391,200	Waste Connections, Inc.(a)(b)	11,712,528

		85,191,720

Communications Equipment 3.7%
722,000	ADTRAN, Inc.(b)	17,580,700
541,413	Avocent Corp.(a)	14,601,909
776,200	Foundry Networks, Inc.(a)	10,533,034
675,000	Ixia(a)	6,277,500
192,600	Polycom, Inc.(a)	6,419,358

		55,412,501

Computers & Peripherals 1.0%
558,300	Emulex Corp.(a)	10,211,307
568,800	On Track Innovations Ltd.(a)(b)	4,021,416

		14,232,723

Consumer Finance 0.8%
189,900	Alliance Data Systems Corp.(a)(b)	11,701,638

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Consumer Services 1.7%
373,100	Bright Horizons Family Solutions, Inc.(a)(b)	$14,084,525
310,800	School Specialty, Inc.(a)(b)	11,222,988

		25,307,513

Diversified Telecommunication Services 2.6%
382,800	Fairpoint Communications, Inc.	7,353,588
735,400	Iowa Telecommunications Services, Inc.	14,708,000
506,000	NTELOS Holdings Corp.(a)	9,725,320
340,400	Time Warner Telecom (Class A)(a)	7,070,108

		38,857,016

Electric Utilities 0.8%
470,000	EL Paso Electric Co.(a)	12,384,500

Electrical Equipment 0.8%
243,400	Hubbell, Inc. (Class B)	11,741,616
16,921	Rogers Corp.(a)	750,446

		12,492,062

Electronic Equipment & Instruments 2.4%
1,127,400	Insight Enterprises, Inc.(a)	20,270,652
544,400	Tektronix, Inc.	15,330,304

		35,600,956

Energy Equipment & Services 2.1%
471,900	Pride International, Inc.(a)	14,204,190
253,400	Universal Compression Holdings, Inc.(a)(b)	17,150,112

		31,354,302

Food & Staples Retailing 2.5%
739,200	Performance Food Group Co.(a)(b)	22,819,104
458,800	United Natural Foods, Inc.(a)(b)	14,057,632

		36,876,736

Gas Utilities 0.5%
175,400	AGL Resources, Inc.	7,493,088

Health Care Equipment & Supplies 4.6%
97,740	American Medical Systems Holdings, Inc.(a)(b)	2,069,156
203,100	Arthrocare Corp.(a)	7,319,724
328,500	Beckman Coulter, Inc.	20,987,865

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

277,015	Integra LifeSciences Holdings Corp.(a)(b)	$12,626,344
31,181	Nuvasive, Inc.(a)	740,549
176,990	Resmed, Inc.(a)(b)	8,914,986
375,800	Respironics, Inc.(a)	15,779,842

		68,438,466

Health Care Providers & Services 6.6%
705,700	Centene Corp.(a)(b)	14,812,643
418,400	Henry Schein, Inc.(a)(b)	23,087,312
167,500	PSS World Medical, Inc.(a)(b)	3,540,950
427,100	Sierra Health Services, Inc.(a)	17,583,707
321,800	Sunrise Senior Living, Inc.(a)(b)	12,717,536
663,800	Symbion, Inc.(a)	13,017,118
226,100	Universal Health Services, Inc.	12,946,486

		97,705,752

Health Care Technology 0.7%
177,700	Cerner Corp.(a)(b)	9,675,765

Hotels, Restaurants & Leisure 0.6%
303,000	Rare Hospitality International, Inc.(a)(b)	9,117,270

Insurance 3.8%
397,600	Aspen Insurance Holdings Ltd.	10,421,096
337,900	Axis Capital Holdings Ltd.	11,441,294
649,900	Montpelier Re Holdings Ltd.	11,269,266
457,300	StanCorp Financial Group, Inc.	22,485,441

		55,617,097

Internet & Catalog Retail 1.6%
1,070,700	GSI Commerce, Inc.(a)(b)	24,187,113

Internet Software & Services 2.4%
341,400	Digital River, Inc.(a)(b)	18,862,350
187,500	Equinix, Inc.(a)(b)	16,055,625

		34,917,975

IT Services 1.1%
847,000	Lionbridge Technologies, Inc.(a)	4,311,230
378,900	Wright Express Corp.(a)(b)	11,492,037

		15,803,267

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Leisure Equipment & Products 1.3%
543,800	Pool Corp.(b)	$19,468,040

Life Sciences Tools & Services 2.0%
387,100	Affymetrix, Inc.(a)(b)	11,640,097
311,000	Varian, Inc.(a)(b)	18,118,860

		29,758,957

Machinery 6.9%
281,100	Actuant Corp. (Class A)(b)	14,282,691
428,200	AGCO Corp.(a)(b)	15,830,554
421,900	Graco, Inc.	16,521,604
470,826	IDEX Corp.(b)	23,955,626
234,500	Kaydon Corp.(b)	9,980,320
712,100	Pentair, Inc.	22,189,036

		102,759,831

Marine 0.5%
252,500	American Commercial Lines, Inc.(a)(b)	7,941,125

Media 2.0%
1,474,400	Entravision Communications Corp. (Class A)(a)	13,770,896
835,000	Regal Entertainment Group (Class A)	16,591,450

		30,362,346

Metals & Mining 2.4%
345,200	Alpha Natural Resources, Inc.(a)	5,395,476
319,700	Century Aluminum Co.(a)(b)	14,987,536
566,300	Kinross Gold Corp.(a)(b)	7,809,277
231,500	Royal Gold, Inc.	6,968,150

		35,160,439

Oil, Gas & Consumable Fuels 5.2%
713,300	Denbury Resources, Inc.(a)	21,249,207
274,700	Frontier Oil Corp.	8,966,208
362,300	Quicksilver Resources, Inc.(a)(b)	14,408,671
567,550	Range Resources Corp.	18,956,170
1,005,300	Warren Resources, Inc.(a)(b)	13,099,059

		76,679,315

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 1.7%
410,000	Medicines Co.(a)	$10,282,800
477,780	Medicis Pharmaceutical Corp. (Class A)(b)	14,725,180

		25,007,980

Real Estate Investments Trusts 2.4%
1,327,000	Annaly Capital Management, Inc.(b)	20,541,960
545,100	Sunstone Hotel Investors, Inc.	14,859,426

		35,401,386

Road & Rail 3.6%
1,770,833	Heartland Express, Inc.	28,120,828
601,850	Knight Transportation, Inc.(b)	10,724,967
310,100	Landstar System, Inc.	14,214,984

		53,060,779

Semiconductors & Semiconductor Equipment 4.6%
350,600	Atmi, Inc.(a)	10,717,842
1,137,600	Integrated Device Technology, Inc.(a)	17,541,792
297,000	Intersil Corp. (Class A)	7,867,530
1,932,200	PMC - Sierra, Inc.(a)(b)	13,544,722
392,000	Power Integrations, Inc.(a)	8,878,800
598,100	Teradyne, Inc.(a)(b)	9,892,574

		68,443,260

Software 2.5%
437,500	Commvault Systems, Inc.(a)(b)	7,087,500
16,878	Hyperion Solution Corp.(a)	874,787
63,607	Informatica Corp.(a)	854,242
885,000	Quest Software, Inc.(a)(b)	14,398,950
1,613,200	TIBCO Software, Inc.(a)	13,744,464

		36,959,943

Specialty Retail 1.5%
199,400	Children’s Place Retail Stores, Inc.(a)	11,118,544
580,200	Coldwater Creek, Inc.(a)(b)	11,766,456

		22,885,000

Textiles, Apparel, & Luxury Goods 0.6%
720,000	Quiksilver, Inc.(a)(b)	8,352,000

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Trading Companies & Distributors 1.3%
560,900	Interline Brands, Inc.(a)	$12,294,928
362,500	Williams Scotsman International, Inc.(a)(b)	7,126,750

		19,421,678

Water Utilities 1.3%
291,700	American States Water Co.(b)	10,754,979
387,300	Aqua America, Inc.(b)	8,694,885

		19,449,864

Wireless Telecommunication Services 4.0%
468,000	Clearwire Corp. (Class A)(a)(b)	9,579,960
2,476,800	Dobson Communications Corp. (Class A)(a)(b)	21,275,712
932,200	SBA Communications Corp. (Class A)(a)(b)	27,546,510

		58,402,182

	Total long-term investments (cost $1,254,480,290)	1,425,685,628

SHORT-TERM INVESTMENT 33.0%

Affiliated Money Market Mutual Fund
489,466,910	Dryden Core Investment Fund - Taxable Money Market Series
	(cost $489,466,910; includes $429,317,617 of cash collateral received for securities on loan)(c)(d)	489,466,910

	Total Investments 129.2% (cost $1,743,947,200; Note 5)	1,915,152,538
	Liabilities in excess of other assets (29.2%)	(433,366,776)

	Net Assets 100.0%	$1,481,785,762

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $413,735,775; cash collateral of $429,317,617 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 29.0% of collateral received for securities on loan)	33.0%
Machinery	6.9
Health Care Providers & Services	6.6
Commercial Services & Supplies	5.8
Oil, Gas & Consumable Fuels	5.2
Semiconductors & Semiconductor Equipment	4.6
Health Care Equipment & Supplies	4.6
Wireless Telecommunication Services	4.0
Insurance	3.8
Communications Equipment	3.7
Road & Rail	3.6
Diversified Telecommunication Services	2.6
Food & Staples Retailing	2.5
Software	2.5
Electronic Equipment & Instruments	2.4
Internet Software & Services	2.4
Metals & Mining	2.4
Real Estate Investment Trusts	2.4
Capital Markets	2.2
Energy Equipment & Services	2.1
Life Sciences Tools & Services	2.0
Media	2.0
Commercial Banks	1.9
Diversified Consumer Services	1.7
Pharmaceuticals	1.7
Internet & Catalog Retail	1.6
Specialty Retail	1.5
Chemicals	1.4
Leisure Equipment & Products	1.3
Trading Companies & Distributors	1.3
Water Utilities	1.3
IT Services	1.1
Computers & Peripherals	1.0
Aerospace & Defense	0.8
Consumer Finance	0.8
Electric Utilities	0.8
Electrical Equipment	0.8
Health Care Technology	0.7
Hotels, Restaurants & Leisure	0.6
Textiles, Apparel & Luxury Goods	0.6
Gas Utilities	0.5
Marine	0.5

129.2
Liabilities in excess of other assets	(29.2)

100.0%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Assets and Liabilities

as of March 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $413,735,775:
Unaffiliated investments (cost $1,254,480,290)	$1,425,685,628
Affiliated investments (cost $489,466,910)	489,466,910
Receivable for Fund shares sold	9,128,275
Receivable for investments sold	3,785,717
Dividends receivable	3,044,613
Prepaid expenses	9,076

Total assets	1,931,120,219

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	429,317,617
Payable for investments purchased	16,000,791
Payable for capital stock repurchased	2,342,345
Management fee payable	836,493
Distribution fee payable	339,493
Accrued expenses	279,135
Transfer agent fee payable	187,041
Payable to custodian	21,828
Deferred directors’ fees	9,714

Total liabilities	449,334,457

Net Assets	$1,481,785,762

Net assets were comprised of:
Common stock, at par	$731,575
Paid-in capital in excess of par	1,275,790,381

1,276,521,956
Undistributed net investment income	1,372,486
Accumulated net realized gain on investments	32,685,982
Net unrealized appreciation on investments	171,205,338

Net assets, March 31, 2007	$1,481,785,762

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($801,011,299 ÷ 38,564,920 shares of common stock issued and outstanding)	$20.77
Maximum sales charge (5.50% of offering price)	1.21

Maximum offering price to public	$21.98

Class B
Net asset value, offering price and redemption price per share ($67,191,716 ÷ 4,045,526 shares of common stock issued and outstanding)	$16.61

Class C
Net asset value, offering price and redemption price per share ($121,077,011 ÷ 7,292,220 shares of common stock issued and outstanding)	$16.60

Class L
Net asset value, offering price and redemption price per share ($11,508,121 ÷ 556,719 shares of common stock issued and outstanding)	$20.67
Maximum sales charge (5.75% of offering price)	1.26

Maximum offering price to public	$21.93

Class M
Net asset value, offering price and redemption price per share ($26,240,079 ÷ 1,580,166 shares of common stock issued and outstanding)	$16.61

Class R
Net asset value, offering price and redemption price per share ($5,613,985 ÷ 271,529 shares of common stock issued and outstanding)	$20.68

Class X
Net asset value, offering price and redemption price per share ($6,414,257 ÷ 386,286 shares of common stock issued and outstanding)	$16.60

Class Z
Net asset value, offering price and redemption price per share ($442,729,294 ÷ 20,460,120 shares of common stock issued and outstanding)	$21.64

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Statement of Operations

March 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$6,002,540
Affiliated dividend income	1,683,469
Affiliated income from securities loaned, net	361,307

Total income	8,047,316

Expenses
Management fee	4,121,727
Distribution fee—Class A	874,287
Distribution fee—Class B	310,698
Distribution fee—Class C	454,967
Distribution fee—Class L	4,564
Distribution fee—Class M	20,833
Distribution fee—Class R	9,190
Distribution fee—Class X	5,099
Transfer agent’s fee and expenses (including affiliated expense of $471,200)	688,000
Custodian’s fees and expenses	53,000
Registration fees	37,000
Reports to shareholders	32,000
Legal fees and expenses	15,000
Insurance	13,000
Audit fee	9,000
Directors’ fees	9,000
Interest expense	8,000
Miscellaneous	7,252

Total expenses	6,672,617

Net investment income	1,374,699

Realized And Unrealized Gain On Investment
Net realized gain on investment transactions	39,615,448
Net change in unrealized appreciation on investments	73,371,941

Net gain on investments	112,987,389

Net Increase In Net Assets Resulting From Operations	$114,362,088

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,374,699	$(1,934,275)
Net realized gain on investments	39,615,448	63,189,112
Net change in unrealized appreciation (depreciation) on investments	73,371,941	(9,942,060)

Net increase in net assets resulting from operations	114,362,088	51,312,777

Distribution from net realized gains (Note 1)
Class A	(34,411,394)	(56,013,612)
Class B	(3,956,754)	(10,845,594)
Class C	(5,294,768)	(3,756,566)
Class R	(137,674)	(12,133)
Class Z	(13,403,026)	(5,231,019)

	(57,203,616)	(75,858,924)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	505,812,480	494,148,089
Net asset value of shares issued in connection with merger (Note 8)	79,444,150	—
Net asset value of shares issued in reinvestment of distributions	45,528,924	71,714,418
Cost of shares reacquired	(130,132,684)	(164,352,639)

Net increase in net assets from Fund share transactions	500,652,870	401,509,868

Total increase	557,811,342	376,963,721

Net Assets:
Beginning of period	923,974,420	547,010,699

End of period	$1,481,785,762	$923,974,420

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70 of 1% of the average daily net assets of the Fund up to $1 billion and .65 of 1% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .69 of 1% for the six months ended March 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50 of 1% of the Class A and Class R shares, respectively.

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Fund that it received approximately $686,600 front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2007, it received approximately $36,000 and $13,800 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended

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March 31, 2007, the Fund incurred approximately $132,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended March 31, 2007, Prudential Equity Group, LLC, a wholly-owned subsidiary of Prudential, earned approximately $8,500 in broker commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2007, PIM has been compensated approximately $151,600 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2007 were $768,147,825 and $322,356,964, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,743,947,200	$197,713,963	$(26,508,625)	$171,205,338

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales.

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M , Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z common stock. Class A shares consist of 190 million authorized shares. Class B, Class C, Class L and Class M shares each consist of 180 million authorized shares. Class X consist of 170 million shares. Class R, and Class Z shares consist of 85 million shares. As of March 31, 2007, Prudential owned 138 Class R shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months Ended March 31, 2007:
Shares sold	9,588,108	$195,713,312
Shares issued in connection with merger	682,544	13,780,961
Shares issued in reinvestment of dividends	1,540,222	31,174,095
Shares reacquired	(4,135,347)	(84,357,625)

Net increase (decrease) in shares outstanding before conversion	7,675,527	156,310,743
Shares issued upon conversion from Class B	255,402	5,182,537

Net increase (decrease) in shares outstanding	7,930,929	$161,493,280

Year Ended September 30, 2006:
Shares sold	12,433,857	$244,335,840
Shares issued in reinvestment of dividends	2,865,754	53,016,458
Shares reacquired	(6,027,002)	(118,184,040)

Net increase (decrease) in shares outstanding before conversion	9,272,609	179,168,258
Shares issued upon conversion from Class B	1,031,452	19,810,934

Net increase (decrease) in shares outstanding	10,304,061	$198,979,192

Class B
Six Months Ended March 31, 2007:
Shares sold	440,578	$7,238,206
Shares issued in connection with merger	378,993	6,125,665
Shares issued in reinvestment of dividends	227,077	3,683,186
Shares reacquired	(314,864)	(5,182,544)

Net increase (decrease) in shares outstanding before conversion	731,784	11,864,513
Shares reacquired upon conversion into Class A	(319,122)	(5,182,537)

Net increase (decrease) in shares outstanding	412,662	$6,681,976

Year Ended September 30, 2006:
Shares sold	881,593	$14,301,832
Shares issued in reinvestment of dividends	687,773	10,406,012
Shares reacquired	(654,644)	(10,474,979)

Net increase (decrease) in shares outstanding before conversion	914,722	14,232,865
Shares reacquired upon conversion into Class A	(1,265,009)	(19,810,934)

Net increase (decrease) in shares outstanding	(350,287)	$(5,578,069)

Class C
Six Months Ended March 31, 2007:
Shares sold	2,245,772	$36,885,851
Shares issued in connection with merger	948,519	15,308,783
Shares issued in reinvestment of dividends	218,300	3,540,821
Shares reacquired	(458,227)	(7,513,686)

Net increase (decrease) in shares outstanding	2,954,364	$48,221,769

Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Year Ended September 30, 2006:
Shares sold	3,517,110	$56,774,168
Shares issued in reinvestment of dividends	216,837	3,280,739
Shares reacquired	(653,808)	(10,505,210)

Net increase (decrease) in shares outstanding	3,080,139	$49,549,697

Class L
Period March 2, 2007* through March 31, 2007:
Shares sold	103	$2,078
Shares issued in connection with merger	569,504	11,441,330
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(12,888)	(262,744)

Net increase (decrease) in shares outstanding	556,719	$11,180,664

Class M
Period March 2, 2007* through March 31, 2007:
Shares sold	4,285	$65,016
Shares issued in connection with merger	1,634,004	26,377,993
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(58,123)	(947,620)

Net increase (decrease) in shares outstanding	1,580,166	$25,495,389

Class R
Six Months Ended March 31, 2007:
Shares sold	176,948	$3,567,924
Shares issued in reinvestment of dividends	6,822	137,523
Shares reacquired	(20,094)	(411,531)

Net increase (decrease) in shares outstanding	163,676	$3,293,916

Year Ended September 30, 2006:
Shares sold	125,721	$2,483,537
Shares issued in reinvestment of dividends	636	11,756
Shares reacquired	(20,236)	(396,374)

Net increase (decrease) in shares outstanding	106,121	$2,098,919

Class X
Period March 2, 2007* through March 31, 2007:
Shares sold	777	$10,885
Shares issued in connection with merger	396,992	6,409,418
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(11,483)	(188,566)

Net increase (decrease) in shares outstanding	386,286	$6,231,737

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Class Z	Shares	Amount
Six Months Ended March 31, 2007:
Shares sold	12,353,299	$262,329,208
Shares issued in reinvestment of dividends	332,065	6,993,299
Shares reacquired	(1,472,709)	(31,268,368)

Net increase (decrease) in shares outstanding	11,212,655	$238,054,139

Year Ended September 30, 2006:
Shares sold	8,306,339	$176,252,712
Shares issued in reinvestment of dividends	260,796	4,999,453
Shares reacquired	(1,218,984)	(24,792,036)

Net increase (decrease) in shares outstanding	7,348,151	$156,460,129

*	Inception date.

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Note 8. Reorganization

On March 2, 2007, Jennison Small Company acquired all of the net assets of Strategic Partners Small Cap Growth Fund, a series of the Strategic Partners Mutual Funds Inc.,

Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

pursuant to a plan of reorganization approved by the Strategic Partners Mutual Funds Inc. on December 15, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M, and Class X shares for the corresponding classes of Jennison Small Company.

SP Small Cap Growth		Jennison Small Company
Class	Shares	Class	Shares	Value
A	2,412,213	A	682,544	$13,780,961
B	1,134,870	B	378,993	6,125,665
C	2,814,174	C	948,519	15,308,783
L	2,028,605	L	569,504	11,441,330
M	4,847,947	M	1,634,004	26,377,993
X	6,409,418	X	396,992	6,409,418

The aggregate net assets and unrealized appreciation/(depreciation) of the Merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
SP Small Cap Growth	$79,444,150	$9,524,327

The aggregate net assets of Jennison Small Company immediately before the acquisition was $1,324,903,350.

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Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.73

Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	2.11

Total from investment operations	2.13

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.09)

Total dividends and distributions	(1.09)

Net asset value, end of period	$20.77

Total Return(b):	10.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$801,011
Average net assets (000)	$701,351
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income (loss)	.23	%(d)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	28	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2006(a)	2005	2004(a)	2003	2002

$20.48	$18.71	$15.72	$11.41	$12.84

(.04)	(.02)	(.10)	(.08)	(.08)
2.01	4.19	3.09	4.39	(1.35)

1.97	4.17	2.99	4.31	(1.43)

—	—	—	—	—
(2.72)	(2.40)	—	—	—

(2.72)	(2.40)	—	—	—

$19.73	$20.48	$18.71	$15.72	$11.41

10.46%	24.46%	19.02%	37.77%	(11.14)%

$604,534	$416,456	$314,904	$281,920	$216,956
$518,412	$358,647	$308,040	$240,794	$286,120

1.17%	1.23%	1.23%	1.32%	1.22%
.92%	.98%	.98%	1.07%	.97%
(.20)%	(.10)%	(.53)%	(.60)%	(.53)%

66%	78%	71%	51%	72%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.04

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.70

Total from investment operations	1.66

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.09)

Total dividends and distributions	(1.09)

Net asset value, end of period	$16.61

Total Return(b):	10.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$67,192
Average net assets (000)	$62,310
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment loss	(.54	)%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2006(a)	2005	2004(a)	2003	2002

$17.25	$16.21	$13.72	$10.03	$11.38

(.15)	(.17)	(.20)	(.17)	(.18)
1.66	3.61	2.69	3.86	(1.17)

1.51	3.44	2.49	3.69	(1.35)

—	—	—	—	—
(2.72)	(2.40)	—	—	—

(2.72)	(2.40)	—	—	—

$16.04	$17.25	$16.21	$13.72	$10.03

9.65%	23.57%	18.15%	36.79%	(11.86)%

$58,254	$68,701	$93,190	$103,475	$100,894
$64,596	$80,151	$107,565	$96,667	$143,748

1.92%	1.98%	1.98%	2.07%	1.97%
.92%	.98%	.98%	1.07%	.97%
(.97)%	(.83)%	(1.30)%	(1.35)%	(1.28)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.03

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.70

Total from investment operations	1.66

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.09)

Total dividends and distributions	(1.09)

Net asset value, end of period	$16.60

Total Return(b):	10.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$121,077
Average net assets (000)	$91,243
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment loss	(.46	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2006(a)	2005	2004(a)	2003	2002

$17.25	$16.21	$13.72	$10.03	$11.38

(.14)	(.17)	(.20)	(.17)	(.18)
1.64	3.61	2.69	3.86	(1.17)

1.50	3.44	2.49	3.69	(1.35)

—	—	—	—	—
(2.72)	(2.40)	—	—	—

(2.72)	(2.40)	—	—	—

$16.03	$17.25	$16.21	$13.72	$10.03

9.65%	23.57%	18.15%	36.79%	(11.86)%

$69,557	$21,692	$17,330	$17,612	$14,989
$42,326	$18,627	$18,052	$15,375	$20,812

1.92%	1.98%	1.98%	2.07%	1.97%
.92%	.98%	.98%	1.07%	.97%
(.86)%	(.99)%	(1.29)%	(1.34)%	(1.28)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) Cont’d

	Class L
	March 2, 2007(a) through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.09

Income from investment operations:
Net investment income	.03
Net realized and unrealized gain on investment transactions	.55

Total from investment operations	.58

Net asset value, end of period	$20.67

Total Return(c):	2.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,508
Average net assets (000)	$1,831
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.73	%(d)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) Cont’d

	Class M
	March 2, 2007(a) through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.14

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investment transactions	.45

Total from investment operations	.47

Net asset value, end of period	$16.61

Total Return(c):	2.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,240
Average net assets (000)	$4,178
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.22	%(d)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for the periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended March 31, 2007(b)
Per Share Operating Performance:

Net Asset Value, Beginning Of Period	$19.67

Income from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain on investment transactions	2.09

Total from investment operations	2.10

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.09)

Total dividends and distributions	(1.09)

Net asset value, end of period	$20.68

Total Return(c):	10.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,614
Average net assets (000)	$3,686
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.34	%(f)
Expenses, excluding distribution and service (12b-1) fees	.84	%(f)
Net investment income (loss)	.07	%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,		May 10, 2004(a) through September 30, 2004(b)
2006(b)	2005

$20.47	$18.72	$17.58

(.07)	(.02)	(.07)
1.99	4.17	1.21

1.92	4.15	1.14

—	—	—
(2.72)	(2.40)	—

(2.72)	(2.40)	—

$19.67	$20.47	$18.72

10.25%	24.27%	6.48%

$2,121	$35	$2,590	(d)
$677	$12	$647	(d)

1.42%	1.48%	1.48	%(f)
.92%	.98%	.98	%(f)
(.34)%	(.36)%	(.49	)%(f)

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class X
	March 2, 2007(a) through March 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.14

Income from investment operations:
Net investment income	.02
Net realized and unrealized gain on investment transactions	.44

Total from investment operations	.46

Net asset value, end of period	$16.60

Total Return(c):	2.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,414
Average net assets (000)	$1,023
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.84	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	1.22	%(d)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.49

Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	2.18

Total from investment operations	2.24

Less Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.09)

Total dividends and distributions	(1.09)

Net asset value, end of period	$21.64

Total Return(b):	11.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$442,729
Average net assets (000)	$329,162
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income (loss)	.55	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2006(a)	2005	2004(a)	2003	2002

$21.13	$19.18	$16.07	$11.64	$13.07

.02	.04	(.05)	(.05)	(.04)
2.06	4.31	3.16	4.48	(1.39)

2.08	4.35	3.11	4.43	(1.43)

—	—	—	—	—
(2.72)	(2.40)	—	—	—

(2.72)	(2.40)	—	—	—

$20.49	$21.13	$19.18	$16.07	$11.64

10.80%	24.72%	19.35%	38.06%	(10.94)%

$189,508	$40,126	$55,246	$83,754	$67,858
$97,368	$46,314	$66,315	$73,512	$91,573

.92%	.98%	.98%	1.07%	.97%
.92%	.98%	.98%	1.07%	.97%
.09%	.15%	(.29)%	(.35)%	(.28)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer •
Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	JSCCL	JSCCM	PSCRX	JSCCX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P601	47629P700	47629P502	47629P809	47629P403

MF109E2    IFS-A133592    Ed. 05/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Jennison Small Company Fund, Inc.

By (Signature and Title)*             /s/Deborah A. Docs

                              Deborah A. Docs

                              Secretary

Date                 May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/Judy A. Rice

                              Judy A. Rice

                              President and Principal Executive Officer

Date                 May 23, 2007

By (Signature and Title)*             /s/Grace C. Torres

                              Grace C. Torres

                              Treasurer and Principal Financial Officer

Date                 May 23, 2007

*	Print the name and title of each signing officer under his or her signature.